Events after balance sheet date	12 Months Ended
Dec. 31, 2018
Events after balance sheet date
Events after balance sheet date

34. Events after balance sheet date

On March 20, 2019, 149,370 warrants were exercised (with an average exercise price of €23.30 per warrant), of which 15,000 warrants were exercised by our CEO, 50,000 warrants by other members of our executive committee, and 11,280 warrants by other members of our board of directors. This resulted in a share capital increase (including issuance premium) of €3,480,747.50 and the issuance of 149,370 new ordinary shares. The closing price of our share on March 20, 2019, was €90.32.